As filed with the Securities and Exchange Commission on March 15, 2004

                   Securities Act Registration No. 333-105460


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         Pre-Effective Amendment No. [ ]

                         Post-Effective Amendment No. 1


                        FRANK RUSSELL INVESTMENT COMPANY
                (Name of Registrant as Specified in its Charter)

                                 1-800-787-7354
                        (Area Code and Telephone Number)

                                  909 A STREET
                            TACOMA, WASHINGTON 98402
 Address of Principal Executive Offices: (Number, Street, City, State, Zip Code)

                                Gregory J. Lyons
                                  909 A Street
                            Tacoma, Washington 98402
                     (Name and Address of Agent for Service)

                                 With a copy to:

                                John V. O'Hanlon
                                   Dechert LLP
                        200 Clarendon Street, 27th Floor
                           Boston, Massachusetts 02116

                  Approximate Date of Proposed Public Offering:

                It is proposed that this filing become effective immediately upon filing pursuant to Rule 485(b).

      The title of the securities being registered is the Select Value Fund
       Class C shares, Class E Shares, Class I Shares and Class S Shares.

No filing fee is required because an indefinite number of shares of the Registrant have previously been registered on Form N-1A (Registration Nos. 2-71299, 811-3153) pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Registrant's Rule 24f-2 Notice for the fiscal year ended October 31, 2003 was filed on January 26, 2004. Pursuant to Rule 429 under the Securities Act of 1933, this Registration Statement relates to the shares previously registered on the aforesaid Registration Statement on Form N-1A.

This Post-Effective Amendment No. 1 to this Registration Statement on Form N-14 (the "Registration Statement") is being filed solely for the purpose of filing the final tax opinions as Exhibits 12.1 and 12.2 to the Registration Statement. Parts A and B of the Registration Statement are incorporated by reference into this amendment from the filing with the Securities and Exchange Commission of Parts A and B of the Registration Statement pursuant to Rule 497 on July 14, 2003 (SEC File No. 333-105460).

                                     PART C
                                OTHER INFORMATION


Item 15. Indemnification is provided to officers and Trustees of the Registrant pursuant to Section 6.4 of Article VI of Registrant's First Amended and Restated Master Trust Agreement, which reads as follows:

               Section 6.4 Indemnification of Trustees, Trustees Emeritus, Officers, etc. The Trust shall indemnify (from the assets of the Sub-Trust or Sub-Trusts in question) each of its Trustees, Trustees Emeritus and officers (including persons who serve at the Trust's request as directors, officers, trustees or trustees emeritus of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee, Trustee Emeritus or officer, director, trustee or trustee emeritus, except with respect to any matter as to which it has been determined that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Trust or (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (either and both of the conduct described in (i) and (ii) being referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the Covered Person was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion. Expenses, including accountants' and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Sub-Trust in question in advance of the final disposition of any such action, suit or proceeding, provided that the Covered Person shall have undertaken to repay the amounts so paid to the Sub-Trust in question if it is ultimately determined that indemnification of such expenses is not authorized under this Article VI and (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested Trustees who are not a party to the proceeding, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

               Insurance is provided to officers and Trustees of the Registrant pursuant to Section I.A of Registrant's Mutual Fund and Directors and Officers Errors and Omissions Professional Liability Insurance policy, which reads as follows:

                            "Section I.A. Insurance Agreements. The Insurer will pay to or on behalf of the Insured(s) in accordance with the terms hereof all Loss in excess of the Deductible set forth in Item 4(a) of the Declarations up to the available Limit of Liability set forth in Item 3 thereof, which is incurred by the Insured(s) as the result of any Claim first made against them during the Policy Period or the Discovery Period, if purchased, except such Loss which the Insured Company pays to the Insured(s) as indemnification."

                           "Insured(s)" means any past, present or future partner, officer, director, trustee or employee of the Insured Company while acting in his/her capacity as such and, in the event of the death, incapacity or bankruptcy of an Insured, the estate, heirs, legal representatives or assigned of such person.

                           "Loss" means that amount, including Defense Costs, which the Insured(s) or the Insured Company shall become legally obligated to pay or for which the Insured Company legally indemnifies the Insured(s) as the result of a Claim first made against the
                           Insured(s) and/or the Insured Company during the Policy Period or the Discovery Period, if purchased; provided, however, that Loss shall not include salaries, wages, fees, overhead or benefit expenses associated with any Insured(s); nor shall Loss include punitive or exemplary damages, criminal or civil fines or penalties imposed by law, taxes, the multiple portion of any multiple damages or matters uninsurable under the law pursuant to which this Policy is construed.

                           "Claim" means any judicial or administrative proceeding, including any appeal therefrom, against
                           (1) the Insured Company or any Insured(s) for a Wrongful Act as a result of which the Insured Company or such Insured(s) may be subjected to a binding adjudication of liability for damages or other relief or (2) any Insured(s) solely by reason of their status as partners, officers, directors, trustees or employees of the Insured Company.

                           "Policy Period" means that period from the inception date set forth in Item 2 of the Declarations to the expiration date set forth therein or to any earlier cancellation date pursuant to Section IX(D) hereof; provided, however, that the Discovery Period, if purchased in accordance with Section III(A) hereof, shall be deemed to be part of and not in addition to the Policy Period.

                           "Insured Company" means each entity named in Item 1 of the Declarations, and shall include any Subsidiary of such Insured Company as of the inception date of this Policy which has been expressly identified as such in the Application and which has not been excluded by the Insurer.

               Undefined terms referenced in the description of the Registrant's Mutual Fund and Directors and Officers Errors and Omissions Professional Liability Insurance policy are defined elsewhere in the Policy.

Item 16. Exhibits

(1)    1.1     Amended and Restated Master Trust Agreement dated August 19, 2002
               (incorporated by reference from  Post-Effective  Amendment No. 61
               dated  December  16,  2002  to  the   Registrant's   Registration
               Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

       1.2 Amendment No. 1 to Amended and Restated Master Trust Agreement dated October 8, 2002 (incorporated by reference from Post-Effective Amendment No. 61 dated December 16, 2002 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

       1.3 Amendment No. 2 to Amended and Restated Master Trust Agreement dated November 25, 2002 (incorporated by reference from Post-Effective Amendment No. 61 dated December 16, 2002 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

       1.4 Amendment No. 3 to Amended and Restated Master Trust Agreement dated May 20, 2003 (incorporated by reference from Post-Effective Amendment No. 69 dated February 27, 2004 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

 (2)   2.1     Bylaws  dated August 8, 1984  (incorporated  by reference to Item
               24(b)(2)  filed  under  Post-Effective  Amendment  No.  38  dated
               February 24, 1998 to the Registrant's  Registration  Statement on
               Form N-1A (SEC File Nos. 2-71299/811-3153))

 (3)           Not applicable.

 (4)   4.1     Form of Agreement and Plan of Reorganization of the Equity Income
               Fund and Equity III Fund (incorporated by reference to Exhibit A to Part A of the Registrant's Registration Statement on Form N-14
               filed with the  Commission  pursuant to Rule 497 on July 14, 2003
               (SEC File No. 333-105460))

 (5)   5.1     Form of Shares of  Beneficial  Interest  for the  Equity III Fund
               (incorporated by reference to Item 24(b)(4)(a) filed under Post-Effective Amendment No. 39 dated April 28, 1998 to the
               Registrant's  Registration  Statement on Form N-1A (SEC File Nos.
               2-71299/811-3153))

       5.2 Form of Shares of Beneficial Interest for the Equity Income Fund (incorporated by reference to Item 24(b)(4)(b) filed under Post-Effective Amendment No. 39 dated April 28, 1998 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

 (6)   6.1     Advisory  Agreement  with  Frank  Russell  Investment  Management
               Company dated January 1, 1999  (incorporated by reference to Item
               23(4)(a)(1)  filed under  Post-Effective  Amendment  No. 42 dated
               February 28, 1999 to the Registrant's  Registration  Statement on
               Form N-1A (SEC File Nos. 2-71299/811-3153))

       6.2 Form of Letter Agreement adding Tax-Managed Equity Aggressive Strategy (later renamed Tax-Managed Global Equity), Tax-Managed Aggressive Strategy, Tax-Managed Moderate Strategy, Tax-Managed Conservative Strategy and Tax-Managed Small Cap Funds to the Advisory Agreement (incorporated by reference to Item 23(4)(a)(2) filed under Post-Effective Amendment No. 44 dated September 2, 1999 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

       6.3 Form of Letter Agreement adding Select Growth Fund and Select Value Fund to the Advisory Agreement (incorporated by reference from Post-Effective Amendment No. 49 dated October 30, 2000 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

       6.4 Form of Letter Agreement adding the Russell Multi-Manager Principal Protected Fund to the Advisory Agreement (incorporated by reference from Post-Effective Amendment No. 61 dated December 16, 2002 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

       6.5 Form of Portfolio Management Contract with Money Managers and Frank Russell Investment Management Company (incorporated by reference from Post-Effective Amendment No. 69 dated February 27, 2004 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

 (7)   7.1     Distribution Agreement with Russell Fund Distributors, Inc. dated
               January  1,  1999  due to  change  in  control  (incorporated  by
               reference  to  Item  23(5)(a)(16)   filed  under   Post-Effective
               Amendment  No. 42 dated  February  18,  1999 to the  Registrant's
               Registration    Statement   on   Form   N-1A   (SEC   File   Nos.
               2-71299/811-3153))

       7.2 Letter Agreement to the Distribution Agreement with Russell Fund Distributors, Inc. adding Class C Shares of Short Term Bond Fund and Class C and E Shares of Tax Exempt Bond Fund (incorporated by reference to Post-Effective Amendment No. 42 dated February 18, 1999 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

       7.3 Form of Letter Agreement adding Tax-Managed Equity Aggressive Strategy (later renamed Tax-Managed Global Equity), Tax-Managed Aggressive Strategy, Tax-Managed Moderate Strategy, Tax-Managed Conservative Strategy and Tax-Managed Small Cap Funds to the
               Distribution Agreement. (incorporated by reference to Item 23(5)(a)(8) filed under Post-Effective Amendment No. 44 dated September 2, 1999 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

       7.4 Form of Letter Agreement to the Distribution Agreement adding Class E Shares to the Tax-Managed Large Cap and Tax-Managed Small Cap Funds (incorporated by reference to Post-Effective Amendment No. 47 dated September 1, 2000 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

       7.5 Form of Letter Agreement to the Distribution Agreement adding the Select Growth Fund and the Select Value Fund, each consisting of Class C Shares, Class E Shares, Class I Shares and Class S Shares, and adding Class E Shares to the Tax-Managed Global Equity Fund (incorporated by reference from Post-Effective Amendment No. 49 dated October 30, 2000 to the Registrant's
               Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

       7.6 Form of Letter Agreement to the Distribution Agreement adding Class I and Class Y Shares to the Real Estate Securities and Short Term Bond Funds (incorporated by reference from Post-Effective Amendment No. 56 dated March 1, 2002 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

       7.7 Form of Letter Agreement to the Distribution Agreement adding the Russell Multi-Manager Principal Protected Fund (incorporated by reference from Post-Effective Amendment No. 61 dated December 16, 2002 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

(8)    8.1     Bonus or Profit Sharing Plans (none)

(9)    9.1     Custodian Contract with State Street Bank and Trust Company dated
               October 31, 1988 (incorporated by reference to Item 24(b)(8)(a) filed under Post-Effective Amendment No. 38 dated February 24,
               1998 to the Registrant's Registration Statement on Form N-1A (SEC
               File Nos. 2-71299/811-3153))

       9.2 Letter Agreement dated May 1, 1989 adding Real Estate Securities Fund to the Custodian Contract (incorporated by reference to Item 24(b)(8)(b) filed under Post-Effective Amendment No. 38 dated February 24, 1998 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

       9.3 Letter Agreement dated August 24, 1992 adding Fixed Income III and Multistrategy Bond Funds to the Custodian Contract (incorporated by reference to Item 24(b)(8)(c) filed under Post-Effective Amendment No. 38 dated February 24, 1998 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

       9.4 Letter Agreement dated October 27, 1992 adding Emerging Markets Fund to the Custodian Contract (incorporated by reference to Item 24(b)(8)(d) filed under Post-Effective Amendment No. 38 dated February 24, 1998 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

       9.5 Amendment No. 1 to Custodian Contract dated January 31, 1994 with State Street Bank and Trust Company amending Section 3.5 of the Agreement (incorporated by reference to Item 24(b)(8)(e) filed under Post-Effective Amendment No. 38 dated February 24, 1998 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

       9.6 Form of Amendment to Custodian Contract with State Street Bank and Trust Company amending Sections 2.2 and 2.7 of the Agreement (incorporated by reference to Item 24(b)(8)(f) filed under Post-Effective Amendment No. 38 dated February 24, 1998 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

       9.7 Amendment dated October 31, 1998 to the Custodian Contract with State Street Bank amending Section 2.7 of the Agreement (incorporated by reference to Item 24(b)(8)(g) filed under Post-Effective Amendment No. 38 dated February 24, 1998 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

       9.8 Amendment to the Fee Schedule of the Custodian Contract with State Street Bank and Trust Company (incorporated by reference to
               Item 24(b)(8)(h) filed under Post-Effective Amendment No. 38 dated February 24, 1998 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

       9.9 Amendment to the Custodian Contract dated August 11, 1995 with State Street Bank and Trust Company for addition of Omnibus accounts (incorporated by reference to Item 24(b)(8)(i) filed under Post-Effective Amendment No. 32 dated May 1, 1996 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

       9.10 Amendment to the Custodian Contract dated April 18, 1994 with State Street Bank and Trust Company amending Section 7 of the Fee Schedule for all Funds except the Emerging Markets Fund (incorporated by reference to Item 24(b)(8)(j) filed under Post-Effective Amendment No. 32 dated May 1, 1996 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

       9.11 Amendment to the Custodian Contract dated August 7, 1995 with State Street Bank and Trust Company amending Section 7 of the Fee Schedule for the Emerging Markets Fund (incorporated by reference to Item 24(b)(8)(k) filed under Post-Effective Amendment No. 32 dated May 1, 1996 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

       9.12 Amendment to the Custodian Contract dated April 12, 1996 with State Street Bank and Trust Company adding Equity T Fund (later renamed Tax-Managed Large Cap Fund) (incorporated by reference to
               Item 24(b)(8)(l) filed under Post-Effective Amendment No. 32 dated May 1, 1996 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

       9.13 Amendment to the Custodian Contract dated January 28, 1997 with State Street Bank and Trust Company adding Aggressive Strategy, Balanced Strategy, Moderate Strategy, Conservative Strategy and Equity Balanced Strategy Funds (incorporated by reference to Item 24(b)(8)(m) filed under Post-Effective Amendment No. 36 dated February 13, 1997 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

       9.14 Form of Amendment to the Custodian Contract with State Street Bank and Trust Company adding Tax-Managed Equity Aggressive Strategy (later renamed Tax-Managed Global Equity), Tax-Managed Aggressive Strategy, Tax-Managed Moderate Strategy, Tax-Managed Conservative Strategy and Tax-Managed Small Cap Funds (incorporated by reference to Item 23(7)(n) filed under Post-Effective Amendment No. 44 dated September 2, 1999 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

       9.15 Form of Amendment to the Custodian Contract with State Street Bank and Trust Company adding the Select Growth Fund and the Select Value Fund (incorporated by reference from Post-Effective Amendment No. 49 dated October 30, 2000 to the Registrant's
               Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

       9.16 Amendment to Custodian Contract between FRIC and State Street Bank and Trust Company ("Custodian") dated July 2, 2001 (incorporated by reference from Post-Effective Amendment No. 53 dated October 10, 2001 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

       9.17 Form of Amendment to Custodian Contract between FRIC and the Custodian adding the Russell Multi-Manager Principal Protected Fund (incorporated by reference from Post-Effective Amendment No. 61 dated December 16, 2002 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

(10)   10.1    Rule 12b-1  Distribution  Plan  (incorporated  by reference  from
               Post-Effective  Amendment  No. 69 dated  February 27, 2004 to the
               Registrant's  Registration  Statement on Form N-1A (SEC File Nos.
               2-71299/811-3153))

       10.2 Form of Rule 12b-1 Distribution Plan for the Russell Multi-Manager Principal Protected Fund (incorporated by reference from Post-Effective Amendment No. 61 dated December 16, 2002 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

       10.3 Multiple Class Plan Pursuant to Rule 18f-3 (incorporated by reference from Post-Effective Amendment No. 61 dated December 16, 2002 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

(11)   11.1    Opinion  and Consent of Counsel  (incorporated  by  reference  to
               Registrant's Registration Statement on Form N-14 filed on May 21,
               2003 (SEC File No. 333-105460))

(12)   12.1    Opinion and Consent of Dechert LLP regarding tax matters relating to Equity III Fund (filed herewith)

       12.2 Opinion and Consent of Dechert LLP regarding tax matters relating to Equity Income Fund (filed herewith)

(13)   13.1    Administrative Agreement with Frank Russell Investment Management
               Company dated January 1, 1999  (incorporated by reference to Item
               23(4)(d)(1)  filed under  Post-Effective  Amendment  No. 42 dated
               February 18, 1999 to the Registrant's  Registration  Statement on
               Form N-1A (SEC File Nos. 2-71299/811-3153))

       13.2 Form of Letter Agreement to the Administrative Agreement adding Tax-Managed Equity Aggressive Strategy (later renamed Tax-Managed Global Equity), Tax-Managed Aggressive Strategy, Tax-Managed Moderate Strategy, Tax-Managed Conservative Strategy and Tax-Managed Small Cap Funds. (incorporated by reference to Item 23(4)(d)(2) filed under Post-Effective Amendment No. 44 dated September 2, 1999 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

       13.3 Form of Letter Agreement to the Administrative Agreement adding Select Growth Fund and Select Value Fund (incorporated by reference from Post-Effective Amendment No. 49 dated October 30, 2000 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

       13.4 Form of Letter Agreement to the Administrative Agreement adding Class I and Class Y Shares to the Real Estate Securities and Short Term Bond Funds (incorporated by reference from Post-Effective Amendment No. 56 dated March 1, 2002 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

       13.5 Form of Letter Agreement to the Administrative Agreement adding the Russell Multi-Manager Principal Protected Fund (incorporated by reference from Post-Effective Amendment No. 61 dated December 16, 2002 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

       13.6 Letter Agreement dated March 14, 1996 with State Street Bank and Trust Company for development of a Tax Accounting System (incorporated by reference to Item 24(b)(5)(b)(7) filed under Post-Effective Amendment No. 32 dated May 1, 1996 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

       13.7 Yield Calculation Services Agreement dated August 2, 1988 with State Street Bank and Trust Company (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

       13.8 Letter Agreement to the Yield Calculation Services Agreement dated May 1, 1989 adding the Real Estate Securities Fund (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

       13.9 Letter Agreement to the Yield Calculation Services Agreement dated August 24, 1992 adding the Fixed Income III and Multistrategy Bond Funds (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

       13.10 Letter Agreement to the Yield Calculation Services Agreement dated April 12, 1996 adding the Equity T Fund (later renamed the Tax-Managed Large Cap Fund) (incorporated by reference to Item 24(b)(5)(b)(6) filed under Post-Effective Amendment No. 32 dated May 1, 1996 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

       13.11 Letter Agreement to the Yield Calculation Services Agreement dated January 28, 1997 adding Aggressive Strategy, Balanced
               Strategy, Moderate Strategy, Conservative Strategy and Equity Balanced Strategy Funds (incorporated by reference to Item 24(b)(5)(b)(8) filed under Post-Effective Amendment No. 36 dated February 13, 1997 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

       13.12 Letter Agreement to the Yield Calculation Services Agreement dated January 26, 1999 redesignating Class C Shares as Class E Shares and the existing shares of Institutional Funds to Class I Shares (incorporated by reference to Item 23(4)(b)(9) filed under Post-Effective Amendment No. 42 dated February 18, 1999 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

       13.13 Letter Agreement to the Yield Calculation Services Agreement dated January 26, 1999 redesignating Premier Adviser Class Shares as Premier Class Shares and Premier Institutional Class Shares as Class E Shares (incorporated by reference to Item 23(4)(b)(10) filed under Post-Effective Amendment No. 42 dated February 18, 1999 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

       13.14 Form of Letter Agreement to the Yield Calculation Services Agreement adding Tax-Managed Equity Aggressive Strategy (later renamed Tax-Managed Global Equity), Tax-Managed Aggressive Strategy, Tax-Managed Moderate Strategy, Tax-Managed Conservative Strategy and Tax-Managed Small Cap Funds (incorporated by reference to Item 23(4)(b)(11) filed under Post-Effective
               Amendment No. 44 dated September 2, 1999 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

       13.15 Form of Letter Agreement to the Yield Calculation Services Agreement adding Class E Shares to the Tax-Managed Large Cap and Tax-Managed Small Cap Funds (incorporated by reference to Post-Effective Amendment No. 47 dated September 1, 2000 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

       13.16 Form of Letter Agreement to the Yield Calculation Services Agreement adding the Select Growth Fund and the Select Value Fund, each consisting of Class C Shares, Class E Shares, Class I Shares and Class S Shares, and adding Class E Shares to the Tax-Managed Global Equity Fund (incorporated by reference from Post-Effective Amendment No. 49 dated October 30, 2000 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

       13.17 Form of Letter Agreement to the Yield Calculation Services Agreement adding Class I and Class Y Shares to the Real Estate Securities and Short Term Bond Funds (incorporated by reference from Post-Effective Amendment No. 56 dated March 1, 2002 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

       13.18 Form of Letter Agreement to the Yield Calculation Services Agreement adding the Russell Multi-Manager Principal Protected Fund (incorporated by reference from Post-Effective Amendment No. 61 dated December 16, 2002 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

       13.19 Form of Letter Agreement to the Yield Calculation Services Agreement adding Class A to the Equity Aggressive Strategy, Aggressive Strategy, Balanced Strategy, Moderate Strategy, Conservative Strategy and Money Market Funds (incorporated by reference to Post-Effective Amendment No. 66 dated February 28, 2003 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

       13.20 Transfer and Dividend Disbursing Agency Agreement dated April 1, 1988 with Frank Russell Investment Management Company (incorporated by reference to Item 24(b)(9)(a)(1) filed under Post-Effective Amendment No. 38 dated February 24, 1998 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

       13.21 Letter Agreement and Amended Schedule A dated May 1, 1989 adding Real Estate Securities Fund to the Transfer and Dividend Disbursing Agency Agreement (incorporated by reference to Item 24(b)(9)(a)(2) filed under Post-Effective Amendment No. 38 dated February 24, 1998 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

       13.22 Letter Agreement and Amended Schedule A dated August 24, 1992 adding Fixed Income III, Multistrategy Bond and Emerging Markets Funds to the Transfer and Dividend Disbursing Agency Agreement (incorporated by reference to Item 24(b)(9)(a)(3) filed under Post-Effective Amendment No. 38 dated February 24, 1998 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

       13.23 Letter Agreement and Amended Schedule A dated August 11, 1995 adding omnibus accounts to the Transfer Agency and Dividend Disbursing Agency Agreement (incorporated by reference to Item 24(b)(9)(a)(4) filed under Post-Effective Amendment No. 32 dated May 1, 1996 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

       13.24 Letter Agreement dated April 10, 1996 adding Equity T Fund (later renamed Tax-Managed Large Cap Fund) to the Transfer and Dividend Disbursing Agency Agreement (incorporated by reference to Item 24(b)(9)(a)(5) filed under Post-Effective Amendment No. 32 dated May 1, 1996 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

       13.25 Letter Agreement and Amended Schedule A dated November 5, 1996 adding Aggressive Strategy, Balanced Strategy, Moderate Strategy, Conservative Strategy and Equity Balanced Strategy Funds to the Transfer and Dividend Disbursing Agency Agreement (incorporated by reference to Item 24(b)(9)(a)(6) filed under Post-Effective Amendment No. 36 dated February 13, 1997 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

       13.26 Form of Letter Agreement and Amended Schedule to Transfer and Dividend Disbursing Agreement redesignating Class C Shares as Class E Shares and the existing shares of the Institutional Funds as Class I Shares (incorporated by reference to Item 23(8)(a)(7) filed under Post-Effective Amendment No. 42 dated February 18, 1999 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

       13.27 Letter Agreement to Transfer and Dividend Disbursing Agreement dated December 1, 1998 redesignating Premier Adviser Class Shares as Premier Class Shares and Premier Institutional Class Shares as Class E Shares (incorporated by reference to Item 23(5)(a)(7) filed under Post-Effective Amendment No. 42 dated February 18, 1999 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

       13.28 Form of Letter Agreement to Transfer and Dividend Disbursing Agency Agreement for reimbursement for lost shareholder search expenses (incorporated by reference to Item 23(8)(a)(9) filed under Post-Effective Amendment No. 43 dated April 16, 1999 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

       13.29 Form of Letter Agreement adding Tax-Managed Equity Aggressive Strategy (later renamed Tax-Managed Global Equity), Tax-Managed Aggressive Strategy, Tax-Managed Moderate Strategy, Tax-Managed Conservative Strategy and Tax-Managed Small Cap Funds to Transfer and Dividend Disbursing Agency Agreement (incorporated by reference to Item 23(8)(a)(10) filed under Post-Effective
               Amendment No. 44 dated September 2, 1999 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

       13.30 Form of Letter Agreement and Amended Schedule A revising fee schedule with respect to Transfer and Dividend Disbursing Agency Agreement (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

       13.31 Form of Letter Agreement and Amended Schedule A revising fee schedule with respect to Transfer and Dividend Disbursing Agency Agreement (incorporated by reference to Post-Effective Amendment No. 47 dated September 1, 2000 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

       13.32 Form of Letter Agreement and Amended Schedule A to the Transfer and Dividend Disbursing Agency Agreement (incorporated by reference from Post-Effective Amendment No. 49 dated October 30, 2000 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

       13.33 Form of Letter Agreement and Amended Schedule A to the Transfer and Dividend Disbursing Agency Agreement (incorporated by reference from Post-Effective Amendment No. 56 dated March 1, 2002 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

       13.34 Form of Letter Agreement and Amended Schedule A to the Transfer and Dividend Disbursing Agency Agreement adding the Russell Multi-Manager Principal Protected Fund (incorporated by reference from Post-Effective Amendment No. 61 dated December 16, 2002 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

       13.35 Form of Letter Agreement and Amended Schedule A to the Transfer and Dividend Disbursing Agency Agreement adding Class A (incorporated by reference from Post-Effective Amendment No. 61 dated December 16, 2002 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

       13.36 General forms of Frank Russell Investment Management Company's Asset Management Services Agreements with Bank Trust Departments and with other clients (incorporated by reference to Item 24(b)(9)(b) filed under Post-Effective Amendment No. 38 dated February 24, 1998 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

       13.37 General forms of Frank Russell Investment Management Company's Asset Management Services Agreement with its clients (incorporated by reference to Item 24(b)(9)(c) filed under Post-Effective Amendment No. 38 dated February 24, 1998 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

       13.38 General form of Frank Russell Investment Management Company's Asset Management Services Agreement with Private Investment Consulting clients of Frank Russell Company (incorporated by reference to Item 24(b)(9)(c) filed under Post-Effective Amendment No. 38 dated February 24, 1998 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

       13.39 General Form of Frank Russell Investment Management Company Asset Management Services Agreement with non-compete clause customers (incorporated by reference to Item 24(b)(9)(f) filed under Post-Effective Amendment No. 38 dated February 24, 1998 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

       13.40 Letter Agreements regarding fee waivers & reimbursements (incorporated by reference to Post-Effective Amendment No. 69 dated February 27, 2004 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

       13.41 Form of Expense Limitation Agreement regarding fee waivers for the Russell Multi-Manager Principal Protected Fund (incorporated by reference to Post-Effective Amendment No. 64 dated January 15, 2003 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

       13.42 Credit Agreement dated as of December 30, 1999 among Frank Russell Investment Company, Bank of America, N.A., State Street Bank and Trust Company and Other Banks (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

       13.43 First Amendment to Credit Agreement dated as of December 28, 2000 among Frank Russell Investment Company, Bank of America, N.A., State Street Bank and Trust Company and Other Banks (incorporated by reference from Post-Effective Amendment No. 53 dated October 10, 2001 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

       13.44 Second Amendment to Credit Agreement dated as of December 27, 2001 among Frank Russell Investment Company, Bank of America, N.A., State Street Bank and Trust Company (incorporated by reference from Post-Effective Amendment No. 56 dated March 1, 2002 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

       13.45 Form of Third Amendment to Credit Agreement dated as of December 26, 2002 among Frank Russell Investment Company, Bank of America, N.A., State Street Bank and Trust Company (incorporated by reference from Post-Effective Amendment No. 64 dated January 15, 2003 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

       13.46 Form of Fourth Amendment to Credit Agreement dated as of December 24, 2003 (incorporated by reference from Post-Effective Amendment No. 69 dated February 27, 2004 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

       13.47 Form of Shareholder Services Plan (incorporated by reference from Post-Effective Amendment No. 69 dated February 27, 2004 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

       13.48 Form of Russell Multi-Manager Principal Protected Fund Shareholder Services Plan (incorporated by reference from Post-Effective Amendment No. 61 dated December 16, 2002 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

       13.49 Form of Special Servicing Agreement with Fund of Funds, Underlying Funds and Frank Russell Investment Management Company (incorporated by reference to Post-Effective Amendment No. 52 dated March 1, 2001 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

       13.50 Letter Agreement relating to Special Servicing Agreement with the Fund of Funds, Underlying Funds and Frank Russell Investment Management Company (incorporated by reference to Post-Effective Amendment No. 69 dated February 27, 2004 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

       13.51 Joint Insurance Agreement Between FRIC and Russell Insurance Funds dated August 5, 1996 (incorporated by reference from Post-Effective Amendment No. 53 dated October 10, 2001 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

       13.52 Amended and Restated Joint Insurance Agreement dated August 9, 1999 (incorporated by reference from Post-Effective Amendment No. 53 dated October 10, 2001 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

(14)   14.1    Other   Opinions   -  Consent   of   PricewaterhouseCoopers   LLP
               (incorporated  by  reference  to  the  Registrant's  Registration
               Statement  on Form  N-14  filed  on May 21,  2003  (SEC  File No.
               333-105460))

(15)   15.1    Omitted Financial Statements - None

(16)   16.1    Powers of Attorney  (incorporated by reference to  Post-Effective
               Amendment  No.  68 dated  February  5,  2004 to the  Registrant's
               Registration    Statement   on   Form   N-1A   (SEC   File   Nos.
               2-71299/811-3153))

(17)   17.1    Forms of proxy related to the Special  Meeting of Shareholders of
               Equity III Fund and Equity Income Fund (incorporated by reference to the Registrant's Registration Statement on Form N-14 filed with the Commission pursuant to Rule 497 on July 14, 2003 (SEC
               File No. 333-105460))

       17.2 Certified copy of board resolution (incorporated by reference to Post-Effective Amendment No. 68 dated February 5, 2004 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

Item 17.  Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CRF 203.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.


                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, Frank Russell Investment Company, has duly caused this Post-Effective Amendment No. 1 to its Registration Statement on Form N-14 to be signed on its behalf by the undersigned thereto duly authorized, in the City of Tacoma, and State of Washington, on this 15th day of March, 2004.


                                          FRANK RUSSELL INVESTMENT COMPANY
                                                     Registrant


                                          By:               *
                                             -----------------------------
                                                Leonard P. Brennan, President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on March 15, 2004.

Signatures                                           Signatures


                  *                                         *
--------------------------------------    --------------------------------------
Leonard P. Brennan, President and         Mark E. Swanson, Treasurer, in his
Chief Executive Officer                   capacity as Chief Accounting Officer


                  *                                         *
--------------------------------------    --------------------------------------
Lynn L. Anderson, Trustee                 Paul E. Anderson, Trustee



                  *                                         *
--------------------------------------    --------------------------------------
William E. Baxter, Trustee                Kristianne Blake, Trustee



                  *                                         *
--------------------------------------    --------------------------------------
Daniel P. Connealy                        Lee C. Gingrich, Trustee


                  *                                         *
--------------------------------------    --------------------------------------
Eleanor W. Palmer, Trustee                Michael J. Phillips, Trustee


                  *                                         *
--------------------------------------      ------------------------------------
Raymond P. Tennison, Jr., Trustee           Julie W. Weston, Trustee


/s/  Mary Beth Rhoden
---------------------------
*By Mary Beth Rhoden
 Attorney-in-fact

* Executed pursuant to powers of attorney filed with Post-Effective Amendment No. 68 to Registration Statement Nos. 2-71299 and 811-3153 filed on February 5, 2004.